UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04993

Nicholas Limited Edition, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2006

Date of reporting period: 06/30/2006

Item 1. Report to Stockholders.

August 2006

Report to Fellow Shareholders:

Equity markets retreated during the second quarter of 2006 after a strong first quarter leaving the S&P 500 Index essentially flat for the six months ended June 30, 2006. Rising interest rates, high energy costs and conflicts around the world have raised the risk premium in the stock market.

Returns for Nicholas Limited Edition, Inc. - Class I and selected indices are provided in the chart below for the periods ended June 30, 2006.

		Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	15 Year
Nicholas Limited Edition, Inc. - Class I	6.68%	14.95%	6.13%	5.78%	9.37%
Russell 2000 Growth Index	14.58%	16.27%	3.49%	4.12%	7.93%
Morningstar Small-Cap Growth Fund Category	12.73%	15.23%	3.70%	7.36%	9.62%
Standard and Poor's 500 Index	8.63%	11.22%	2.49%	8.32%	10.74%
Ending value of $10,000 invested in Nicholas Limited Edition, Inc. - Class I	$10,668	$15,190	$13,461	$17,532	$38,323

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end, may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund is net of expenses, the market indices are gross of fees. The ending values above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

Class N of the Fund commenced operations on February 28, 2005. The annual returns shown for the Class I shares for this Fund would be substantially similar to the Class N because both classes of shares are invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses. Specifically, the performance shown for the Class I shares does not reflect the 0.25% 12b-1 fee or 0.10% servicing fee that is charged to Class N shares.

The first quarter of the year was a continuation of the past three years, with the markets driven by the energy, materials and industrial sectors. During the second quarter, however, these sectors sold off as investors began to be concerned about the continued economic expansion. We may be entering a period of slower growth known as a mid-cycle slowdown. This period tends to favor higher quality companies with more consistent earnings growth. This is healthy for the markets after three years of strong somewhat speculative markets.

The Fund's performance in the first six months of 2006 was driven by the energy and industrial sectors along with individual stock moves in healthcare, financials and consumer staples. As of June 30, 2006, the Fund had approximately a 22% position in healthcare, 20% in technology, 19% in industrials, 16% in financials and 8% in consumer discretionary.

Looking forward, the market is doing a balancing act between strong economic and profit growth and rising interest rates and energy prices. We are taking advantage of this near-term uncertainty to acquire or add to our quality long-term investments at attractive prices.

We want to thank you for your continued support.

Sincerely,

David O. Nicholas

Portfolio Manager

Mutual fund investing involves risks. Principal loss is possible. The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Please refer to the schedule of investments in the report for complete Fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index. Each Morningstar Category average represents a universe of Funds with similar investment objectives.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC. (08/06)

Financial Highlights Class I (NCLEX)
For a share outstanding throughout each period
--------------------------------------------------------------------------------------
                             Six Months
                               Ended                 Year Ended December 31,
                             06/30/2006     ------------------------------------------
                             (unaudited)     2005     2004     2003     2002     2001
                            ------------    ------   ------   ------   ------   ------
NET ASSET VALUE,
 BEGINNING OF PERIOD ........   $19.23      $19.59   $17.43   $12.49   $16.37   $15.16
  INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
   Net investment loss ......      .00 (1)    (.02)    (.04)    (.05)    (.07)   (.08)
   Net gain (loss) on
    securities (realized and
    unrealized) .............      .27        1.55     2.47     4.99    (3.78)    1.33
                                ------      ------   ------   ------   ------   ------
      Total from investment
       operations ...........      .27        1.53     2.43     4.94    (3.85)    1.25
                                ------      ------   ------   ------   ------   ------
   LESS DISTRIBUTIONS
   From net capital gain ....       --       (1.89)    (.27)      --     (.03)    (.04)
                                ------      ------   ------   ------   ------   ------
NET ASSET VALUE, END
 OF PERIOD ..................   $19.50      $19.23   $19.59   $17.43   $12.49   $16.37
                                ------      ------   ------   ------   ------   ------
                                ------      ------   ------   ------   ------   ------

TOTAL RETURN ................    1.40% (2)   7.78%   13.94%   39.55% (23.51)%    8.21%

SUPPLEMENTAL DATA:
Net assets, end of
 period (millions) ..........   $171.6      $170.2   $158.7   $146.0   $107.5   $164.2
Ratio of expenses to
 average net assets .........     .93% (3)    .95%     .91%     .91%     .90%     .89%
Ratio of net investment
loss to average net assets ..   (.02)% (3)  (.10)%   (.24)%   (.32)%   (.49)%   (.47)%
Portfolio turnover rate .....   41.57% (3)  37.30%   34.98%   40.32%   58.89%   60.82%

(1) The amount rounds to $.00, the actual amount is $(0.00238).
(2) Not annualized.
(3) Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Financial Highlights Class N (NNLEX)
For a share outstanding throughout each period
-----------------------------------------------------------------------------------
                                 Six Months
                                   Ended           Period from
                                 06/30/2006       02/28/2005 (1)
                                 (unaudited)      to 12/31/2005
                                 -----------      --------------
NET ASSET VALUE,
 BEGINNING OF PERIOD ..........     $19.19            $19.30
  INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
   Net investment loss ........       (.03)             (.03)
   Net gain on securities
    (realized and unrealized)..        .27              1.78
                                    ------            ------
      Total from investment
       operations .............        .24              1.75
                                    ------            ------
   LESS DISTRIBUTIONS
   From net capital gain ......         --             (1.86)
                                    ------            ------
NET ASSET VALUE, END
 OF PERIOD ....................     $19.43            $19.19
                                    ------            ------
                                    ------            ------

TOTAL RETURN (2)...............      1.25%             9.03%

SUPPLEMENTAL DATA:
Net assets, end of
 period (millions) ............       $7.6              $6.5
Ratio of expenses to
 average net assets (3) .......      1.28%             1.30%
Ratio of net investment
loss to average net assets (3)      (.38)%            (.43)%
Portfolio turnover rate (3)....     41.57%            37.30%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

-------------------------------------------------------------------------------
Top Ten Portfolio Holdings
June 30, 2006 (unaudited)
-------------------------------------------------------------------------------

                                                                 Percentage
        Name                                                    of Net Assets
        ----                                                    -------------
        Mobile Mini, Inc. .....................................      1.96%
        Brown & Brown, Inc. ...................................      1.96%
        Wright Express Corporation ............................      1.92%
        VCA Antech, Inc. ......................................      1.85%
        HCC Insurance Holdings, Inc. ..........................      1.85%
        FLIR Systems, Inc. ....................................      1.85%
        Graco Inc. ............................................      1.80%
        Crosstex Energy, Inc. .................................      1.78%
        DaVita, Inc. ..........................................      1.73%
        DRS Technologies, Inc. ................................      1.69%
                                                                    ------
        Total of top ten .........................................  18.39%
                                                                    ------
                                                                    ------

-------------------------------------------------------------------------------
Sector Diversification (As a Percentage of Portfolio)
June 30, 2006 (unaudited)
-------------------------------------------------------------------------------

        BAR CHART PLOT POINTS
        Health Care ...............................................    21.66%
        Information Technology ....................................    19.92%
        Industrials ...............................................    18.87%
        Financials ................................................    16.07%
        Consumer Discretionary ....................................     8.35%
        Energy ....................................................     6.08%
        Short-Term Investments ....................................     6.02%
        Materials .................................................     1.12%
        Telecommunication Services ................................     0.88%
        Consumer Staples ..........................................     0.62%
        Exchange Traded Fund ......................................     0.41%

-------------------------------------------------------------------------------
Fund Expenses
For the six month period ended June 30, 2006 (unaudited)
-------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses.  The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below for each share class of the Fund provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class I

                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period*
                       12/31/05         06/30/06       01/01/06 - 06/30/06
        ------------------------------------------------------------------
        Actual        $1,000.00         $1,014.00             $4.64
        Hypothetical   1,000.00          1,020.39              4.66
         (5% return before expenses)

        * Expenses are equal to the Class I six-month annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 181 then divided by 365 to reflect the one-half year period.

Class N

                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period**
                       12/31/05         06/30/06       01/01/06 - 06/30/06
        ------------------------------------------------------------------
        Actual        $1,000.00         $1,012.50             $6.39
        Hypothetical   1,000.00          1,018.65              6.41
         (5% return before expenses)

        ** Expenses are equal to the Class N six-month annualized expense ratio of 1.28%, multiplied by the average account value over the period, multiplied by 181 then divided by 365 to reflect the one-half year period.

Schedule of Investments
June 30, 2006 (unaudited)
-------------------------------------------------------------------------------

 Shares or
 Principal
  Amount                                                      Value
-----------                                                ------------

COMMON STOCKS -- 94.24%
             Consumer Discretionary - Auto &
              Components -- 0.50%
   100,000   Amerigon Incorporated *                       $    897,000
                                                           ------------
             Consumer Discretionary - Durables &
              Apparel -- 0.02%
     1,900   Dolby Laboratories, Inc. *                          44,270
                                                           ------------
             Consumer Discretionary - Hotels,
              Restaurants & Leisure -- 0.19%
     5,000   Panera Bread Company *                             336,200
                                                           ------------
             Consumer Discretionary - Media -- 0.90%
    35,000   Radio One, Inc. - Class A *                        262,500
   104,477   Salem Communications Corporation *               1,359,246
                                                           ------------
                                                              1,621,746
                                                           ------------
             Consumer Discretionary - Retail -- 2.92%
     1,000   J. Crew Group, Inc. *                               27,450
    95,000   O'Reilly Automotive, Inc. *                      2,963,050
    17,500   Tractor Supply Company *                           967,225
    60,000   United Auto Group, Inc.                          1,281,000
                                                           ------------
                                                              5,238,725
                                                           ------------
             Consumer Discretionary - Services -- 3.84%
    33,750   Applebee's International, Inc.                     648,675
    20,000   Jack in the Box Inc. *                             784,000
    50,800   Matthews International Corporation               1,751,076
    72,500   Shuffle Master, Inc. *                           2,376,550
    40,000   Sonic Corp. *                                      831,600
     5,000   Strayer Education, Inc.                            485,600
                                                          -------------
                                                              6,877,501
                                                          -------------
             Consumer Staples - Food, Beverage &
              Tobacco -- 0.62%
    25,000   J.M. Smucker Company (The)                       1,117,500
                                                          -------------
             Energy -- 6.09%
    33,500   Crosstex Energy, Inc.                            3,185,180
    26,000   Denbury Resources Inc. *                           823,420
    10,000   Dril-Quip, Inc. *                                  824,400
    55,000   Edge Petroleum Corporation *                     1,098,900
   140,400   Exploration Company of Delaware (The) *          1,496,664
   190,000   Grey Wolf, Inc. *                                1,463,000
    35,000   Hornbeck Offshore Services, Inc. *               1,243,200
    10,000   Hydril Company *                                   785,200
                                                           ------------
                                                             10,919,964
                                                           ------------
             Exchange Traded Fund -- 0.41%
    10,000   iShares Russell 2000 Growth Index Fund             735,100
                                                           ------------
             Financials - Banks -- 4.23%
   101,000   Baylake Corp.                                    1,610,950
    40,000   CoBiz Inc.                                         900,800
    60,000   FirstMerit Corporation                           1,256,400
    20,000   PrivateBancorp, Inc.                               828,200
    30,000   Seacoast Banking Corporation of Florida            798,900
    50,000   Texas Capital Bancshares, Inc. *                 1,165,000
    20,000   Wintrust Financial Corporation                   1,017,000
                                                           ------------
                                                              7,577,250
                                                           ------------
             Financials - Diversified -- 5.09%
    28,000   Affiliated Managers Group, Inc. *                2,432,920
    45,000   A.G. Edwards, Inc.                               2,489,400
    90,000   Eaton Vance Corp.                                2,246,400
    95,000   Waddell & Reed Financial, Inc.                   1,953,200
                                                           ------------
                                                              9,121,920
                                                           ------------
             Financials - Insurance -- 6.80%
   120,000   Brown & Brown, Inc.                              3,506,400
   112,500   HCC Insurance Holdings, Inc.                     3,312,000
    25,500   IPC Holdings, Ltd.                                 628,830
    68,300   National Financial Partners Corporation          3,026,373
    53,400   Willis Group Holdings Limited                    1,714,140
                                                           ------------
                                                             12,187,743
                                                           ------------
             Health Care - Equipment -- 10.80%
    45,000   Advanced Medical Optics, Inc. *                  2,281,500
     4,800   Conor Medsystems, Inc. *                           132,432
     7,197   Cooper Companies, Inc. (The)                       318,755
    75,000   ev3 Inc. *                                       1,110,750
    55,000   ICU Medical, Inc. *                              2,323,200
    55,100   Kinetic Concepts, Inc. *                         2,432,665
    76,200   MWI Veterinary Supply, Inc. *                    2,775,966
    92,100   Micrus Endovascular Corporation *                1,110,726
    55,000   NuVasive, Inc. *                                 1,002,650
    74,000   Respironics, Inc. *                              2,532,280
    62,000   United Surgical Partners
              International, Inc. *                           1,864,340
    70,000   Wright Medical Group, Inc. *                     1,465,100
                                                           ------------
                                                             19,350,364
                                                           ------------
             Health Care - Pharmaceuticals &
              Biotechnology -- 3.70%
    49,000   Charles River Laboratories
              International, Inc. *                           1,803,200
    87,500   Medicis Pharmaceutical Corporation               2,100,000
    47,500   Molecular Devices Corporation *                  1,451,600
    25,000   Techne Corporation *                             1,273,000
                                                           ------------
                                                              6,627,800
                                                           ------------
             Health Care - Services -- 7.23%
   202,500   Allion Healthcare, Inc. *                        1,759,725
    80,000   AmSurg Corp. *                                   1,820,000
    62,500   DaVita, Inc. *                                   3,106,250
    65,000   DexCom, Inc. *                                     882,700
    27,500   IDEXX Laboratories, Inc. *                       2,066,075
   104,000   VCA Antech, Inc. *                               3,320,720
                                                           ------------
                                                             12,955,470
                                                           ------------
             Industrials - Capital Goods -- 7.03%
    85,500   Basin Water, Inc. *                                856,710
    35,000   Ceradyne, Inc. *                                 1,732,150
    62,118   DRS Technologies, Inc.                           3,028,252
    22,500   Fastenal Company                                   906,525
    70,150   Graco Inc.                                       3,225,497
    60,000   MSC Industrial Direct Co., Inc. - Class A        2,854,200
                                                           ------------
                                                             12,603,334
                                                           ------------
             Industrials - Commercial Services &
              Supplies -- 10.89%
    35,500   Advisory Board Company (The) *                   1,707,195
    75,000   Brady Corporation                                2,763,000
    42,500   CRA International, Inc. *                        1,918,450
    21,061   ChoicePoint Inc. *                                 879,718
    47,500   G&K Services, Inc.                               1,629,250
    35,000   Huron Consulting Group Inc. *                    1,228,150
    65,000   Mine Safety Appliances Company                   2,613,000
   120,000   Mobile Mini, Inc. *                              3,511,200
    65,000   Navigant Consulting, Inc. *                      1,472,250
    27,500   Stericycle, Inc. *                               1,790,250
                                                           ------------
                                                             19,512,463
                                                           ------------
             Industrials - Transportation -- 1.01%
    89,250   Knight Transportation, Inc.                      1,802,850
                                                           ------------
             Information Technology - Hardware &
              Equipment -- 8.89%
    60,000   ADC Telecommunications, Inc. *                   1,011,600
    35,000   Andrew Corporation *                               310,100
    17,300   DTS, Inc. *                                        337,004
   155,000   Emulex Corporation *                             2,521,850
   150,000   FLIR Systems, Inc. *                             3,309,000
    75,000   Packeteer, Inc. *                                  850,500
    10,900   Plantronics, Inc.                                  242,089
    28,000   Plexus Corp. *                                     957,880
   100,000   Powerwave Technologies, Inc. *                     912,000
    60,000   ScanSource, Inc. *                               1,759,200
    87,500   TESSCO Technologies Incorporated *               1,753,500
   125,000   Vishay Intertechnology, Inc. *                   1,966,250
                                                           ------------
                                                             15,930,973
                                                           ------------
             Information Technology - Semiconductors &
              Semiconductor Equipment -- 1.36%
   140,000   Entegris, Inc. *                                 1,334,200
   110,000   Micrel, Incorporated *                           1,101,100
                                                           ------------
                                                              2,435,300
                                                           ------------
             Information Technology - Software &
              Services -- 9.73%
    62,500   Business Objects S.A. *                          1,700,000
    57,500   FactSet Research Systems Inc.                    2,719,750
    40,900   Heartland Payment Systems, Inc. *                1,140,292
    50,000   Hyperion Solutions Corporation *                 1,380,000
   148,000   Keane, Inc. *                                    1,850,000
    47,500   MICROS Systems, Inc. *                           2,074,800
    40,000   NAVTEQ Corporation *                             1,787,200
    65,000   Websense, Inc. *                                 1,335,100
   120,000   Wright Express Corporation *                     3,448,800
                                                           ------------
                                                             17,435,942
                                                           ------------
             Materials -- 1.12%
    40,500   AptarGroup, Inc.                                 2,009,205
                                                           ------------
             Telecommunication Services -- 0.87%
    92,500   Asia Satellite Telecommunications
              Holdings Limited                                1,558,625
                                                           ------------
                  TOTAL COMMON STOCKS
                   (cost $128,765,293)                      168,897,245
                                                           ------------
SHORT-TERM INVESTMENTS -- 6.03%
             Commercial Paper -- 5.33%
$  600,000   CVS Corporation
              07/03/06, 5.18%                                   600,000
   375,000   Time Warner Cable, Inc.
              07/05/06, 5.37%                                   374,888
   430,000   General Mills, Inc.
              07/07/06, 5.15%                                   429,754
   525,000   General Mills, Inc.
              07/07/06, 5.17%                                   524,699
   700,000   CVS Corporation
              07/10/06, 5.18%                                   699,295
   600,000   Time Warner Cable, Inc.
              07/10/06, 5.20%                                   599,393
   725,000   CVS Corporation
              07/11/06, 5.25%                                   724,154
   615,000   John Deere Capital Corporation
              07/12/06, 5.27%                                   614,190
 1,150,000   Fiserv, Inc.
              07/13/06, 5.30%                                 1,148,307
   500,000   AT&T Inc.
              07/17/06, 5.21%                                   498,987
 1,000,000   Fortune Brands, Inc.
              07/18/06, 5.12%                                   997,867
 1,000,000   Fiserv, Inc.
              07/19/06, 5.30%                                   997,644
   840,000   Fiserv, Inc.
              07/21/06, 5.35%                                   837,753
   505,000   Fiserv, Inc.
              07/25/06, 5.35%                                   503,349
                                                           ------------
                                                              9,550,280
                                                           ------------
             Variable Rate Security -- 0.70%
 1,263,658   Wisconsin Corporate Central Credit Union (1)
              07/03/06, 5.02%                                 1,263,658
                                                           ------------
                  TOTAL SHORT-TERM INVESTMENTS
                   (cost $10,813,938)                        10,813,938
                                                           ------------
                  TOTAL INVESTMENTS
                   (cost $139,579,231) -- 100.27%
                                                            179,711,183
                                                           ------------
             LIABILITIES, NET OF
              OTHER ASSETS -- (0.27)%                          (485,428)
                                                           ------------
                  TOTAL NET ASSETS
                   (basis of percentages
                   disclosed above) -- 100%                $179,225,755
                                                           ------------
                                                           ------------

* Non-income producing security.

(1) Subject to a demand feature as defined by the Securities and Exchange
Commission.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
June 30, 2006 (unaudited)
-------------------------------------------------------------------------------

ASSETS
    Investments in securities at value (cost $139,579,231) ....   $179,711,183
                                                                  ------------

    Receivables -
         Dividend and interest ................................         53,443
         Capital stock subscription ...........................         17,683
         Other ................................................            401
                                                                  ------------
              Total receivables ...............................         71,527
                                                                  ------------
    Other .....................................................          3,922
                                                                  ------------
              Total assets ....................................    179,786,632
                                                                  ------------

LIABILITIES
    Payables -
         Investment securities purchased ......................        351,969
         Due to adviser -
              Management fee ..................................        117,165
              Accounting and administrative fee ...............          7,811
         12b-1 and servicing fee ..............................         19,502
         Other payables and accrued expense ...................         64,430
                                                                  ------------
              Total liabilities ...............................        560,877
                                                                  ------------
              Total net assets ................................   $179,225,755
                                                                  ------------
                                                                  ------------

NET ASSETS CONSIST OF
    Paid in capital ...........................................   $132,256,613
    Net unrealized appreciation on investments ................     40,131,952
    Accumulated undistributed
     net realized gain on investments .........................      6,871,310
    Accumulated net investment loss ...........................        (34,120)
                                                                  ------------
              Total net assets ................................   $179,225,755
                                                                  ------------
                                                                  ------------

Class I:
Net assets ....................................................   $171,647,697
Shares outstanding ............................................      8,801,403
NET ASSET VALUE PER SHARE ($.01 par value,
 39,000,000 shares authorized),
 offering price and redemption price ..........................         $19.50
                                                                        ------
                                                                        ------
Class N:
Net assets ....................................................     $7,578,058
Shares outstanding ............................................        390,081
NET ASSET VALUE PER SHARE ($.01 par value,
 11,000,000 shares authorized),
 offering price and redemption price ..........................         $19.43
                                                                        ------
                                                                        ------

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2006 (unaudited)
-------------------------------------------------------------------------------

INCOME
    Dividend ..................................................    $   470,877
    Interest ..................................................        363,974
                                                                   -----------
         Total income .........................................        834,851
                                                                   -----------

EXPENSES
    Management fee ............................................        692,282
    Accounting and administrative fees ........................         46,152
    Transfer agent fees .......................................         39,703
    Registration fees .........................................         30,099
    Audit and tax fees ........................................         12,175
    12b-1 fees - Class N ......................................          8,721
    Legal fees ................................................          7,750
    Accounting system and pricing service fees ................          5,014
    Custodian fees ............................................          4,643
    Postage and mailing .......................................          4,612
    Insurance .................................................          3,899
    Printing ..................................................          3,696
    Servicing fees - Class N ..................................          3,488
    Directors' fees ...........................................          3,000
    Other operating expenses ..................................          3,737
                                                                   -----------
         Total expenses .......................................        868,971
                                                                   -----------
         Net investment loss ..................................        (34,120)
                                                                   -----------

NET REALIZED GAIN ON INVESTMENTS ..............................      6,036,177
                                                                   -----------

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION
 ON INVESTMENTS ...............................................     (3,515,430)
                                                                   -----------
    Net realized and unrealized gain on investments ...........      2,520,747
                                                                   -----------
    Net increase in net assets resulting from operations ......    $ 2,486,627
                                                                   -----------
                                                                   -----------

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2006 (unaudited) and the year ended December
31, 2005
-------------------------------------------------------------------------------
                                              Six Months
                                                Ended
                                              06/30/2006              2005
                                             -------------       -------------
INCREASE IN NET ASSETS
 FROM OPERATIONS
    Net investment loss ....................  $    (34,120)       $   (177,624)
    Net realized gain on investments .......     6,036,177          14,231,190
    Change in net unrealized
     appreciation/depreciation
     on investments ........................    (3,515,430)         (1,678,991)
                                              ------------        ------------
         Net increase in net assets
          resulting from operations ........     2,486,627          12,374,575
                                              ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS
    From net realized gain
     on investments - Class I ..............            --         (15,302,128)
    From net realized gain
     on investments - Class N ..............            --            (552,878)
                                              ------------        ------------
         Total distributions ...............            --         (15,855,006)
                                              ------------        ------------

CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued - Class I
     (483,721 and 747,630
     shares, respectively) .................     9,692,006          15,045,114
    Reinvestment of distributions - Class I
     (0 and 754,904 shares, respectively) ..            --          14,554,547
    Cost of shares redeemed - Class I
     (535,332 and 751,786
     shares, respectively) .................   (10,734,337)        (14,882,955)
    Proceeds from shares issued - Class N
     (178,594 and 341,677
     shares, respectively) .................     3,596,663           6,874,486
    Reinvestment of distributions - Class N
     (0 and 28,736 shares, respectively) ...            --             552,878
    Cost of shares redeemed - Class N
     (125,912 and 33,014
     shares, respectively) .................    (2,537,544)           (685,967)
                                              ------------        ------------
         Increase in net assets
          derived from capital share
          transactions .....................        16,788          21,458,103
                                              ------------        ------------
         Total increase in net assets ......     2,503,415          17,977,672
                                              ------------        ------------

NET ASSETS
    Beginning of period ....................   176,722,340         158,744,668
                                              ------------        ------------
    End of period (including accumulated
     net investment loss of
     $(34,120) and $0, respectively) .......  $179,225,755        $176,722,340
                                              ------------       -------------
                                              ------------       -------------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
June 30, 2006 (unaudited)
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Limited Edition, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.
    The primary objective of the Fund is long-term growth.  Effective February
    28, 2005, the Fund issued a new class of shares, Class N and renamed the existing class as Class I.  Class N shares are subject to a 0.25% 12b-1 fee and a 0.10% servicing fee, as described in its prospectus.  The following is a summary of the significant accounting policies of the Fund:

    (a)  Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price.  For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price.
         Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal, institutional-sized trading units, issuer analysis, bond market activity and various other factors.  Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the
         Board of Directors.  Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.
         Investment transactions for financial statement purposes are recorded on trade date.

    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.  Generally, discounts and premiums on long-term security purchases, if any, are amortized over the lives of the respective securities using the effective yield method.

    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

         Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related to one class of shares.

    (e)  Distributions from net investment income are generally declared and paid annually.  Distributions of net realized capital gain, if any, are declared and paid at least annually.

         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain (loss) on investments and accumulated undistributed net investment income.  At
         June 30, 2006, no reclassifications were recorded.

         The tax character of distributions paid during the six months ended
         June 30, 2006 and the year ended December 31, 2005 were as follows:

                                              06/30/2006      12/31/2005
                                             ------------    ------------
              Distributions paid from:
              Ordinary income ............   $         --     $ 1,863,637
              Long-term capital gain .....             --      13,991,369
                                             ------------     -----------
              Total distributions paid ...   $         --     $15,855,006
                                             ------------     -----------
                                             ------------     -----------

         As of June 30, 2006, investment cost for federal tax purposes was
         $139,580,550 and the tax basis components of net assets were as follows:

              Unrealized appreciation .....................  $ 46,606,108
              Unrealized depreciation .....................    (6,475,475)
                                                             ------------
              Net unrealized appreciation .................    40,130,633
                                                             ------------
              Accumulated ordinary loss ...................       (34,120)
              Accumulated undistributed net realized
               capital gain ...............................     6,872,629
              Paid in capital .............................   132,256,613
                                                             ------------
              Net assets ..................................  $179,225,755
                                                             ------------
                                                             ------------

         The differences between book-basis and tax-basis unrealized appreciation (depreciation), undistributed ordinary income and accumulated undistributed realized capital gain are attributable primarily to the tax deferral of losses from wash sales.

         As of June 30, 2006, the Fund has no capital loss carryforward.

         As of June 30, 2006, the Fund had a tax deferral of wash loss sales of approximately $1,000.

    (f)  The preparation of financial statements in conformity with U.S.
         generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.

(2) Related Parties--
    (a)  Investment Adviser and Management Agreement --
         The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the
         "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .75% of the average net asset value of the Fund.
         Also, the Adviser may be paid for accounting and administrative services rendered by its personnel.  The Fund incurred expenses of
         $46,152 for accounting and administrative services during the period ended June 30, 2006.

    (b)  Independent Counsel --
         A director of the Adviser is affiliated with a law firm that provides services to the Fund.  The Fund incurred expenses of $5,500 for the period ended June 30, 2006 for legal services rendered by this law firm.

(3) Investment Transactions --
    For the period ended June 30, 2006, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $36,695,744 and $35,372,117, respectively.

Historical Record
(unaudited)
--------------------------------------------------------------------------------------------------

                                     Net Investment                     Dollar        Growth of
                            Net          Income      Capital Gain      Weighted      an Initial
                        Asset Value   Distributions  Distributions  Price/Earnings     $10,000
                         Per Share      Per Share      Per Share       Ratio (2)    Investment (3)
                        -----------  --------------  -------------  --------------  --------------
Class I
May 18, 1987 (1)........  $10.00         $  --          $  --             --            $10,000
December 31, 1987 ......    9.15          .0900            --            13.9 times       9,242
December 31, 1988 ......   11.29          .0969           .2527          14.1            11,762
December 31, 1989 ......   12.49          .1453           .6151          16.3            13,804
December 31, 1990 ......   12.03          .1207           .1213          14.2            13,566
December 31, 1991 ......   16.86          .1228           .2407          21.9            19,429
December 31, 1992 ......   18.77          .0815           .8275          18.8            22,690
December 31, 1993 ......   18.68          .0867          1.6782          20.4            24,738
December 31, 1994 ......   17.09          .1031           .9065          18.3            23,985
December 31, 1995 ......   19.22          .0761          2.9353          25.2            31,223
December 31, 1996 ......   20.74          .0124          2.6151          30.7            38,031
December 31, 1997 ......   25.07          .0029          2.4886          33.0            50,590
December 31, 1998 ......   24.20          .0142          1.2490          30.3            51,436
December 31, 1999 ......   22.61          .0538           .5439          23.4            49,333
December 31, 2000 ......   15.16            --           5.5800          25.9            45,063
December 31, 2001 ......   16.37            --            .0357          25.5            48,764
December 31, 2002 ......   12.49            --            .0311          21.4            37,299
December 31, 2003 ......   17.43            --             --            24.2            52,051
December 31, 2004 ......   19.59            --            .2679          25.3            59,309
December 31, 2005 .....    19.23            --           1.8896          25.2            63,925
June 30, 2006 .........    19.50            --             --            24.4            64,822

Class N
February 28, 2005 (1) ..  $19.30         $  --          $  --            25.5 times     $10,000
December 31, 2005 ......   19.19            --           1.8581          25.2            10,903
June 30, 2006 ..........   19.43            --             --            24.4            11,040

(1) Date of Initial Public Offering.
(2) Based on latest 12 months accomplished earnings.
(3) Assuming reinvestment of all distributions.

   Range in quarter end price/earnings ratios
           High                      Low
------------------------     -------------------
September 30, 1997  35.5     June 30, 1988  13.3

Approval of Investment Advisory Contract
(unaudited)
-------------------------------------------------------------------------------
A discussion of the Approval by the Board of Directors of the Fund's Investment
Advisory Contract can be found in the Fund's Annual Report dated December 31,
2005

Information on Proxy Voting
(unaudited)
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 (toll-free) or 414-276-0535.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund's website, www.nicholasfunds.com, and the SEC's website,
www.sec.gov.

Quarterly Portfolio Schedule
(unaudited)
------------------------------------------------------------------------------
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q's are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Information on the
operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Nicholas Funds Services Offered
(unaudited)
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP

*     Coverdell Education Accounts

*     Profit Sharing Plan

*     Automatic Investment Plan

*     Direct Deposit of Dividend and Capital Gain Distributions

*     Systematic Withdrawal Plan with Direct Deposit

*     Monthly Automatic Exchange between Funds

*     Telephone Redemption

*     Telephone Exchange

*     24-hour Automated Account Information (1-800-544-6547)

*     24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds
(1-800-544-6547).

                            Directors and Officers

                   DAVID O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                         TIMOTHY P. REILAND, Director

                          JAY H. ROBERTSON, Director

                 ALBERT O. NICHOLAS, Executive Vice President

                  DAVID L. JOHNSON, Executive Vice President

              JEFFREY T. MAY, Senior Vice President, Secretary,
                    Treasurer and Chief Compliance Officer

                    LYNN S. NICHOLAS, Senior Vice President

                  LAWRENCE J. PAVELEC, Senior Vice President

                         MARK J. GIESE, Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                   Custodian
                                U.S. BANK N.A.
                               Cincinnati, Ohio

                 Independent Registered Public Accounting Firm
                             DELOITTE & TOUCHE LLP
                             Milwaukee, Wisconsin

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                               SEMIANNUAL REPORT

                        NICHOLAS LIMITED EDITION, INC.

700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com

June 30, 2006

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial
Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees
and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed
Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in
securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting
Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports
filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports
filed by closed-end funds.

Item 9. Purchases of Equity
Securities by Closed-End Management Investment Companies and Affiliated
Purchasers.

Applicable only to closed-end funds.

Item 10.  Submission of
Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive
officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and
Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of
ethics, or amendments thereto, that is the subject of the disclosure required by
Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal
Executive Officer and Principal Financial Officer pursuant to Section 302 of the
Sarbannes-Oxley Act of 2002, attached hereto as part of
EX-99.CERT.

(a)(3)  Any written solicitation
to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal
Executive Officer and Principal Financial Officer pursuant to Section 906 of the
Sarbannes-Oxley Act of 2002, attached hereto as part of
EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the
Securities Exchange Act of 1934 and the Investment Company Act of 1940, the
registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited
Edition, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 08/29/2006

Pursuant to the requirements of the
Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 08/29/2006

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 08/29/2006